DEBT - Notes Payable to Affiliates and Related Perties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2017	Jun. 21, 2016
Debt Instrument [Line Items]
Principal Amount	$ 4,693,675,000
Affiliates
Debt Instrument [Line Items]
Interest payable		$ 102,557,000
Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount				$ 1,750,000,000
Cablevision Systems Corp. | Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount				1,750,000,000
Interest payable				529,000
Debt premium				513,723,000
Interest expense	90,405,000	$ 102,557,000
10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Stated interest rate			10.875%
Notes Payable at 10.75% | Cablevision Systems Corp. | Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount				$ 875,000,000
Stated interest rate				10.75%
Notes Payable at 11% | Cablevision Systems Corp. | Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount				$ 875,000,000
Stated interest rate				11.00%
Organizational Transactions Prior to IPO
Debt Instrument [Line Items]
Credit to APIC upon conversion of debt	$ 2,264,252,000